Other termed debts	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 9 — Other termed debts

Other termed debts consist of: (i) Long-term Debt, (ii) Capital Leases , & (iii) Extended Payment Arrangements.

Long-term Debt:
	June 30, 2015	June 30, 2014
People’s General Bank
Overdraft protection credit line loan; up to $20,000 available at June 30, 2015, with minimum payments based upon a twentyfour month payout from most recent utilization, or $215 plus interest at June 30, 2015.	$7,542	$11,044
Ford Credit Company:
Payable in monthly payments of $499, including interest at 4.90% through April, 2019 secured by transportation equipment.	$20,904	$25,744
Payable in monthly payments of $428, including interest at 6.79% through August, 2014 secured by transportation equipment.	-	$849
	$28,446	$37,637
Less: current portion	(12,623)	(16,732)
Total	$15,823	$20,905

The Company charged operations $2,612 and $504 in interest on these loans for the years ended June 30, 2015 and 2014, respectively.

Capital Leases:

The Company is the lessee of equipment under capital leases expiring through March, 2016. The assets are recorded at the fair market value as of the date of the leases. The assets are amortized over their estimated productive lives. Amortization is included in depreciation expense.

	June 30, 2015	June 30, 2014
The following is a summary of property held under capital leases:
Property held under capital leases	$56,013	$111,495
Less: accumulated amortization	(38,276)	(82,555)
Net property under capital leases	$17,737	$28,940

	June 30, 2015	June 30, 2014
The following is a summary of balances due under capital leases:
Total minimum lease payments	$12,510	31,336
Less: amount representing interest	(449)	(2,030)
Present value of net minimum lease payments	12,061	29,306
Less: current portion	(12,061)	(17,245)
Long-term portion	$-	$12,061

Interest expense charged to operations under capital leases was $2,215 and $3,247 for the years ended June 30, 2015 and 2014, respectively.

Extended Payment arrangements:

The Company is responsible for paying a former employee, disability benefits under a prior self-insured plan, through April, 2019. The plan requires monthly payments until the participant attains age 65. Interest has been imputed on this obligation at 5%.

Interest expense charged to operations for the extended disability payments was $1,849 and $2,218 in 2015 and 2014, respectively.

	June 30, 2015	June 30, 2014
Total of extended disability benefits	$36,152	$45,584
Less: amount representing interest	(3,316)	(5,165)
Present value of disability benefits	32,836	40,418
Less: current portion	(7,970)	(7,582)
Long-term portion	$24,866	$32,836

Summary totals for Other termed debts consist of: (i) Long-term Debt, (ii) Capital Leases , & (iii) Extended Payment Arrangements.

	June 30, 2015	June 30, 2014
Total minimum long term debt, capital lease & extended disability payments	$73,343	$107,361
Less: current portion	(32,654)	(41,559)
Long-term portion	$40,689	$65,802

The maturities of all other termed debts for each of the next five years & thereafter are as follows:

June 30,
2016	35,476
2017	15,424
2018	15,424
2019	12,851
Total minimum long term debt, capital lease & extended disability payments	$79,175
Less: amount representing interest	(5,832)
Present value of long term debt, capital lease & extended disability payments	$73,343
Less: current portion	(32,654)
Long-term portion	$40,689